Financial Risk Management - Foreign Currency Exchange Rate Risk Sensitivity Analysis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit before income taxes	¥ (2,696)	¥ (1,780)